Document and Entity Information	Aug. 02, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	BOXLIGHT CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37564
Entity Tax Identification Number	46-4116523
Entity Address, Address Line One	BOXLIGHT CORPORATION
Entity Address, Adress Line Two	2750 Premier Parkway, Ste. 900
Entity Address, City or Town	Duluth,
Entity Address State Or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 per share
Trading Symbol	BOXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001624512
Amendment Flag	false